Quarterly Statement ofInvestments I See Notes to Statements ofInvestments.

Franklin Templeton International Trust
Statement of Investments, July 31, 2012 (unaudited)

Franklin World Perspectives Fund	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 94.9%			
Australia 2.9%			
Amcor Ltd.	Containers & Packaging	10,163	$ 80,487
BHP Billiton Ltd.	Metals & Mining	2,218	74,387
Commonwealth Bank of Australia	Commercial Banks	1,124	67,920
Computershare Ltd.	IT Services	9,918	79,901
CSL Ltd.	Biotechnology	1,365	61,220
JB Hi-Fi Ltd.	Specialty Retail	1,429	13,269
Orica Ltd.	Chemicals	2,307	60,312
SPDR S&P ASX 200 Fund ETF	Diversified Financial Services	6,743	283,017
Westpac Banking Corp.	Commercial Banks	1,584	38,599
WorleyParsons Ltd.	Energy Equipment & Services	1,757	48,148
			807,260
Austria 0.6%			
Flughafen Wien AG	Transportation Infrastructure	4,385	171,058
Belgium 0.9%			
Anheuser-Busch InBev NV	Beverages	3,040	240,022
Brazil 1.4%			
Amil Participacoes SA	Health Care Providers & Services	8,000	76,967
BM&F BOVESPA SA	Diversified Financial Services	17,500	98,185
Ecorodovias Infraestrutura e Logistica SA	Transportation Infrastructure	13,600	110,077
Vale SA	Metals & Mining	5,600	101,580
			386,809
Canada 5.6%			
Agrium Inc.	Chemicals	350	33,282
Bank of Montreal	Commercial Banks	525	30,061
Bank of Nova Scotia	Commercial Banks	1,400	73,060
Bonavista Energy Corp.	Oil, Gas & Consumable Fuels	1,075	19,536
Brookfield Asset Management Inc., A	Real Estate Management & Development	2,275	77,152
Canadian Imperial Bank of Commerce	Commercial Banks	925	67,636
Canadian National Railway Co.	Road & Rail	875	77,168
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	1,775	48,394
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	900	27,498
Enbridge Inc.	Oil, Gas & Consumable Fuels	925	37,833
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	1,500	42,287
Goldcorp Inc.	Metals & Mining	2,400	86,496
Home Capital Group Inc.	Thrifts & Mortgage Finance	500	22,609
IGM Financial Inc.	Capital Markets	925	36,229
Inmet Mining Corp.	Metals & Mining	750	29,823
[a]Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	1,400	79,072
MacDonald Dettwiler & Associates Ltd.	Software	715	39,166
Manulife Financial Corp.	Insurance	2,100	22,546
Metro Inc., A	Food & Staples Retailing	875	48,541
[a]Nuvista Energy Ltd.	Oil, Gas & Consumable Fuels	6,100	27,485
Potash Corp. of Saskatchewan Inc.	Chemicals	1,000	44,261
Power Corp. of Canada	Insurance	2,125	48,806
Power Financial Corp.	Insurance	1,950	48,053
Rogers Communications Inc., B	Wireless Telecommunication Services	1,500	58,780
Royal Bank of Canada	Commercial Banks	1,400	71,706
Savanna Energy Services Corp.	Energy Equipment & Services	4,900	36,928
SNC-Lavalin Group Inc., A	Construction & Engineering	1,350	53,238
Sun Life Financial Inc.	Insurance	1,250	27,139
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,000	30,564
Thomson Reuters Corp.	Media	2,400	68,042
The Toronto-Dominion Bank	Commercial Banks	675	53,104

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, July 31, 2012 (unaudited) *(continued)*

Hitachi Ltd.	Electronic Equipment, Instruments & Components	9,000	53,568
Hitachi Transport Systems Ltd.	Road & Rail	2,300	42,541
Isuzu Motors Ltd.	Automobiles	6,000	30,950
Kewpie Corp.	Food Products	3,400	50,440
Komatsu Ltd.	Machinery	2,100	47,255
KYOCERA CORP.	Electronic Equipment, Instruments & Components	600	48,000
Lawson Inc.	Food & Staples Retailing	300	21,581
LIXIL Group Corp.	Building Products	1,700	35,795
Mitsubishi Electric Corp.	Electrical Equipment	5,000	40,000
Mitsubishi UFJ Financial Group Inc.	Commercial Banks	27,400	133,624
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	4,000	78,131
Nidec Corp.	Electrical Equipment	500	39,616
Nippon Paint Co. Ltd.	Chemicals	4,000	33,178
NIPPON TELEGRAPH AND TELEPHONE CORP.	Diversified Telecommunication Services	1,700	79,098
Nissan Motor Co. Ltd.	Automobiles	4,400	41,902
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	200	24,934
ORIX Corp.	Diversified Financial Services	530	50,676
Rakuten Inc.	Internet & Catalog Retail	3,700	36,893
Shimadzu Corp.	Electronic Equipment, Instruments & Components	2,000	16,435
Sumitomo Corp.	Trading Companies & Distributors	6,200	87,772
Tokyo Gas Co. Ltd.	Gas Utilities	8,000	41,370
Toray Industries Inc.	Chemicals	5,000	31,552
Toyota Motor Corp.	Automobiles	3,500	135,296
Tsumura & Co.	Pharmaceuticals	1,000	28,173
			1,435,018
Kuwait 0.3%			
Burgan Bank SAK	Commercial Banks	18,431	31,057
Mabanee Co. SAKC	Construction & Engineering	6,869	28,754
[d]National Mobile Telecommunications Co. (Wataniya Telecom)	Wireless Telecommunication Services	3,903	30,461
			90,272
Luxembourg 0.1%			
L'Occitane International SA	Specialty Retail	15,000	39,267
Malaysia 0.3%			
Malayan Banking Bhd.	Commercial Banks	5,400	15,140
Nestle (Malaysia) Bhd.	Food Products	2,400	46,087
Public Bank Bhd., fgn.	Commercial Banks	3,300	15,188
			76,415
Mexico 0.7%			
iShares MSCI Mexico Investable Market Index Fund ETF	Diversified Financial Services	2,883	179,236
Netherlands 3.1%			
Fugro NV	Energy Equipment & Services	5,602	367,036
Koninklijke Vopak NV	Transportation Infrastructure	2,946	186,820
Reed Elsevier NV	Media	24,456	287,246
			841,102
Oman 0.1%			
Bank Muscat SAOG	Commercial Banks	24,756	33,179
Portugal 0.4%			
[a]Brisa Auto-Estradas de Portugal SA	Transportation Infrastructure	33,121	111,457
Qatar 0.4%			
Gulf International Services QSC	Energy Equipment & Services	3,114	22,278
Industries Qatar QSC	Industrial Conglomerates	1,006	36,468

Franklin Templeton International Trust

Statement of Investments, July 31, 2012 (unaudited) *(continued)*

Qatar National Bank	Commercial Banks	1,182	43,173
			101,919
Russia 0.8%			
[a]db x-trackers MSCI Russia Capped Index ETF	Diversified Financial Services	7,593	212,262
Singapore 0.8%			
Keppel Corp. Ltd.	Industrial Conglomerates	4,000	35,928
Singapore Exchange Ltd.	Diversified Financial Services	19,000	102,121
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	28,000	80,534
			218,583
South Africa 1.0%			
[a]CS ETF (IE)	Diversified Financial Services	570	66,978
iShares MSCI South Africa Index Fund ETF	Diversified Financial Services	3,334	214,943
			281,921
South Korea 2.7%			
Daewoo International Corp.	Trading Companies & Distributors	860	27,382
Doosan Heavy Industries and Construction Co. Ltd.	Construction & Engineering	481	25,823
GS Engineering & Construction Corp.	Construction & Engineering	668	41,061
Hana Financial Group Inc.	Commercial Banks	1,640	52,434
Hankook Tire Co. Ltd.	Auto Components	760	28,029
Hansae Co. Ltd.	Textiles, Apparel & Luxury Goods	2,580	21,792
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	799	42,117
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	150	28,788
Hyundai Motor Co.	Automobiles	528	110,674
KB Financial Group Inc.	Commercial Banks	730	23,340
[a]Kumho Tire Co. Ltd.	Auto Components	2,090	27,542
LG Corp.	Industrial Conglomerates	509	26,335
LIG Insurance Co. Ltd.	Insurance	1,090	21,161
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	242	280,168
			756,646
Sweden 0.9%			
JM AB	Household Durables	13,106	249,087
Switzerland 1.9%			
[a]Dufry AG	Specialty Retail	2,244	274,208
Roche Holding AG	Pharmaceuticals	1,420	252,060
			526,268
Taiwan 1.6%			
Catcher Technology Co. Ltd.	Computers & Peripherals	13,390	64,848
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	33,468	89,203
Chinatrust Financial Holding Co. Ltd.	Commercial Banks	48,209	28,983
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	8,000	44,088
Simplo Technology Co. Ltd.	Computers & Peripherals	5,000	28,390
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	57,570	155,751
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	22,000	26,012
			437,275
Thailand 0.7%			
Bangkok Bank PCL, fgn.	Commercial Banks	11,920	78,660
Kasikornbank PCL, fgn.	Commercial Banks	8,200	46,047
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	4,200	43,439
Siam Commercial Bank PCL, fgn.	Commercial Banks	6,490	33,047
			201,193
Turkey 0.2%			
iShares MSCI Turkey ETF	Diversified Financial Services	1,402	48,411
United Arab Emirates 0.2%			
Emaar Properties PJSC	Real Estate Management & Development	36,974	34,226

Franklin Templeton International Trust
Statement of Investments, July 31, 2012 (unaudited) *(continued)*

First Gulf Bank PJSC	Commercial Banks	8,491	20,574
			54,800
United Kingdom 9.7%			
ªCarpetright PLC	Specialty Retail	25,624	237,186
De La Rue PLC	Commercial Services & Supplies	11,108	177,954
Diageo PLC	Beverages	3,183	85,183
Dignity PLC	Diversified Consumer Services	22,380	312,842
Hiscox Ltd.	Insurance	46,756	324,539
Imperial Tobacco Group PLC	Tobacco	5,496	213,658
International Personal Finance PLC	Consumer Finance	85,149	374,198
Reckitt Benckiser Group PLC	Household Products	4,226	232,287
ªRolls-Royce Holdings PLC	Aerospace & Defense	11,484	153,150
Rotork PLC	Machinery	1,628	56,373
The Sage Group PLC	Software	23,462	105,773
Savills PLC	Real Estate Management & Development	61,216	352,026
Standard Chartered PLC	Commercial Banks	1,600	37,428
			2,662,597
United States 39.8%			
Abbott Laboratories	Pharmaceuticals	2,800	185,668
ACE Ltd.	Insurance	1,350	99,225
ªAcme Packet Inc.	Communications Equipment	2,950	46,758
Aflac Inc.	Insurance	2,200	96,316
Airgas Inc.	Chemicals	750	59,490
Allergan Inc.	Pharmaceuticals	700	57,449
ªAmazon.com Inc.	Internet & Catalog Retail	550	128,315
American Tower Corp.	Real Estate Investment Trusts (REITs)	2,600	188,006
Anadarko Petroleum Corp.	Oil, Gas & Consumable Fuels	1,200	83,328
ªApple Inc.	Computers & Peripherals	1,150	702,374
ªBiogen Idec Inc.	Biotechnology	830	121,039
BlackRock Inc.	Capital Markets	350	59,591
ªBorgWarner Inc.	Auto Components	2,200	147,620
ªCelgene Corp.	Biotechnology	1,220	83,521
ªCerner Corp.	Health Care Technology	2,000	147,840
Chevron Corp.	Oil, Gas & Consumable Fuels	1,950	213,681
ªChipotle Mexican Grill Inc.	Hotels, Restaurants & Leisure	260	76,006
ªCitrix Systems Inc.	Software	1,580	114,834
The Coca-Cola Co.	Beverages	1,880	151,904
ªCognizant Technology Solutions Corp., A	IT Services	1,500	85,155
Cummins Inc.	Machinery	620	59,458
Danaher Corp.	Industrial Conglomerates	3,000	158,430
ªDaVita Inc.	Health Care Providers & Services	720	70,862
Dick's Sporting Goods Inc.	Specialty Retail	2,140	105,117
ªDIRECTV, A	Media	3,000	148,980
ªDiscovery Communications Inc., C	Media	3,500	163,170
ªDollar General Corp.	Multiline Retail	4,000	204,040
ªeBay Inc.	Internet Software & Services	2,000	88,600
Ecolab Inc.	Chemicals	2,700	176,715
ªEdwards Lifesciences Corp.	Health Care Equipment & Supplies	920	93,104
ªEMC Corp.	Computers & Peripherals	7,500	196,575
Expeditors International of Washington Inc.	Air Freight & Logistics	1,400	49,798
ªExpress Scripts Holding Co.	Health Care Providers & Services	3,600	208,584
ªF5 Networks Inc.	Communications Equipment	600	56,028
ªFacebook Inc., A	Internet Software & Services	2,330	50,584
FactSet Research Systems Inc.	Software	710	66,002
Fastenal Co.	Trading Companies & Distributors	3,320	143,158
ªFMC Technologies Inc.	Energy Equipment & Services	1,430	64,522
ªFortinet Inc.	Software	2,600	62,426
Guess? Inc.	Specialty Retail	1,700	51,170
ªHub Group Inc., A	Air Freight & Logistics	3,500	104,125
ªIDEXX Laboratories Inc.	Health Care Equipment & Supplies	310	27,333
ªIHS Inc., A	Professional Services	500	55,135
ªInformatica Corp.	Software	3,000	88,530

Franklin Templeton International Trust
Statement of Investments, July 31, 2012 (unaudited)

Templeton Foreign Smaller Companies Fund	Industry	Shares		Value
Common Stocks 94.9%				
Australia 3.3%				
Emeco Holdings Ltd.	Trading Companies & Distributors	2,765,834	$	2,207,871
Pacific Brands Ltd.	Distributors	4,454,545		2,432,993
				4,640,864
Austria 1.3%				
Wienerberger AG	Building Products	212,871		1,794,128
Bahamas 2.1%				
[a]Steiner Leisure Ltd.	Diversified Consumer Services	70,143		2,924,963
Belgium 1.1%				
Barco NV	Electronic Equipment, Instruments & Components	26,761		1,540,971
Canada 8.5%				
AGF Management Ltd.	Capital Markets	63,000		747,346
Canaccord Financial Inc.	Capital Markets	479,625		2,199,347
Enerflex Ltd.	Energy Equipment & Services	16,900		193,571
Ensign Energy Services Inc.	Energy Equipment & Services	298,900		4,400,890
HudBay Minerals Inc.	Metals & Mining	504,030		4,255,729
				11,796,883
Cayman Islands 1.3%				
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	733,000		1,831,897
China 2.9%				
[a]China Minzhong Food Corp. Ltd.	Food Products	4,877,000		2,233,381
Kingsoft Corp. Ltd.	Software	3,251,000		1,341,561
Yingde Gases	Chemicals	504,500		431,989
				4,006,931
Finland 0.3%				
Amer Sports OYJ	Leisure Equipment & Products	40,370		458,714
France 0.3%				
Ipsos	Media	14,160		411,693
Germany 4.4%				
Gerresheimer AG	Life Sciences Tools & Services	18,210		853,653
Gildemeister AG	Machinery	63,200		958,019
GSW Immobilien AG	Real Estate Management & Development	13,710		505,220
[a]Kloeckner & Co. SE	Trading Companies & Distributors	281,380		2,451,513
Rational AG	Machinery	2,020		462,410
Software AG	Software	28,210		921,886
				6,152,701
Hong Kong 5.1%				
Giordano International Ltd.	Specialty Retail	658,000		459,906
Hung Hing Printing Group Ltd.	Containers & Packaging	440,229		70,963
Samsonite International SA	Textiles, Apparel & Luxury Goods	240,900		410,066
Techtronic Industries Co. Ltd.	Household Durables	3,640,090		4,928,841
Texwinca Holdings Ltd.	Textiles, Apparel & Luxury Goods	422,000		397,808
VTech Holdings Ltd.	Communications Equipment	69,300		814,579
				7,082,163
Indonesia 1.0%				
Sakari Resources Ltd.	Oil, Gas & Consumable Fuels	1,342,000		1,412,405
Italy 2.5%				
Amplifon SpA	Health Care Providers & Services	386,132		1,436,693

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust
Statement of Investments, July 31, 2012 (unaudited) *(continued)*

Persimmon PLC	Household Durables		278,260	2,683,637
SIG PLC	Trading Companies & Distributors		1,646,600	2,427,551
UBM PLC	Media		384,760	3,860,035
[a]Vectura Group PLC	Pharmaceuticals		1,648,400	1,776,465
				30,976,296
Total Common Stocks (Cost $139,811,611)				132,444,394
			Principal Amount	
Short Term Investments (Cost $6,500,000) 4.6%				
U.S. Government and Agency Securities 4.6%				
United States 4.6%				
[c]FHLB, 8/01/12		$	6,500,000	6,500,000
Total Investments (Cost $146,311,611) 99.5%				138,944,394
Other Assets, less Liabilities 0.5%				646,244
Net Assets 100.0%				$ 139,590,638

[a]Non-income producing.
[b]Security has been deemed illiquid because it may not be able to be sold within seven days.
[c]The security is traded on a discount basis with no stated coupon rate.

Abbreviations
Selected Portfolio

FHLB - Federal Home Loan Bank
SDR - Swedish Depositary Receipt

Franklin Templeton International Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds, three of which are included in this report (Funds).

The Franklin India Growth Fund (India Growth Fund) operates using a "master fund/feeder fund" structure and invests indirectly in the securities ofIndian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the India Growth Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the India Growth Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the India Growth Fund's Statement ofInvestments. At July 31,2012, the India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instnnnent dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The India Growth Fund's investment in the Portfolio shares is valued at the Portfolio's net asset value per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Statement of Investments, which are included elsewhere in this report.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U. S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instnunents for which market prices are not reliable or readily available. Under these procedures, the VLOe convenes on a regular basis to review such financial instnunents and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOe primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOe employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTe markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOe monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instruments
  Level 2 - other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2012, in valuing the Funds' assets carried at fair value, is as follows:

"For detailed categories, see the accompanying Statement oflnvestments.
blncludes common and preferred stocks as well as other equity investments.
'Includes securities determined to have no value at July 31,2012.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

5. NEW ACCOUNTING

PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1,2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

FT (Mauritius) Offshore Investments Limited
Statement of Investments, July 31, 2012 (unaudited)
(Expressed in U.S. dollars)

	Shares		Value
Common Stocks 96.2%			
India 96.2%			
Auto Components 3.8%			
Balkrishna Industries Ltd.	77,000	$	408,906
Bosch Ltd.	6,264		1,009,016
Exide Industries Ltd.	493,000		1,137,556
			2,555,478
Automobiles 4.8%			
Bajaj Auto Ltd.	19,500		562,029
Mahindra & Mahindra Ltd.	163,500		2,061,259
Tata Motors Ltd., A	267,728		624,265
			3,247,553
Chemicals 3.0%			
Asian Paints Ltd.	30,500		1,996,581
Commercial Banks 17.6%			
Axis Bank Ltd.	91,000		1,707,806
HDFC Bank Ltd.	365,000		3,861,866
ICICI Bank Ltd.	232,000		4,011,771
IndusInd Bank Ltd.	200,000		1,200,864
Yes Bank Ltd.	162,000		1,062,068
			11,844,375
Construction & Engineering 2.1%			
Larsen & Toubro Ltd.	43,000		1,060,024
Voltas Ltd.	200,000		381,750
			1,441,774
Construction Materials 2.7%			
Grasim Industries Ltd.	30,000		1,550,189
India Cements Ltd.	188,229		282,716
			1,832,905
Diversified Financial Services 5.7%			
Crisil Ltd.	76,000		1,238,625
Kotak Mahindra Bank Ltd.	271,000		2,612,204
			3,850,829
Electric Utilities 3.1%			
Power Grid Corp. of India Ltd.	990,000		2,112,392
Food Products 2.3%			
Nestle India Ltd.	19,500		1,566,037
Gas Utilities 1.8%			
GAIL India Ltd.	193,000		1,229,350
Independent Power Producers & Energy Traders 2.3%			
NTPC Ltd.	535,000		1,512,752
IT Services 7.0%			
Infosys Ltd.	79,000		3,167,109
Tata Consultancy Services Ltd.	32,000		714,557
Wipro Ltd.	140,000		856,480
			4,738,146
Machinery 4.4%			
Cummins India Ltd.	280,000		2,151,152
Thermax Ltd.	94,000		815,648
			2,966,800

Quarterly Statement of Investments | See Notes to Statements of Investments.

FT (Mauritius) Offshore Investments Limited

Notes to Statement of Investments (unaudited)
(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius
Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India
Growth Fund's (Fund) purchase of securities of a wide selection of Indian companies, consistent with the
Fund's investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At July 31, 2012, the Fund owned 100% of the Portfolio.

The following sununarizes the Portfolio's significant accounting policies.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the
Board), the Portfolio's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the
Portfolio's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the
NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.
Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund's procedures to determine the fair value of financial instruments for which market prices are not readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instnnnents and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-
based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instnunents
  Level 2 - other significant observable inputs (including quoted prices for similar financial instnunents, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instnunents)

The inputs or methodology used for valuing financial instnunents are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2012, all of the Portfolio's investments in financial instruments carried at fair value were in Level 1 inputs.

4. NEW ACCOUNTING

PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1,2013. The Portfolio believes the adoption of this ASU will not have a material impact on its financial statements.

5. SUBSEQUENT

EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant s management, including the Registrant s principal executive officer and the Registrant s principal financial officer, of the effectiveness of the design and operation of the Registrant s disclosure controls and procedures. Based on such evaluation, the Registrant s principal executive officer and principal financial officer concluded that the Registrant s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer
Finance and Administration

Date September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer
Finance and Administration
Date September 27, 2012

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date September 27, 2012